Non-operating income (expense) - Details of non operating incomes and expenses (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Gain or loss on valuation of investments in associates and joint ventures
Gains on valuation of investments in joint ventures and associates		₩ 96,176		₩ 132,541	₩ 98,858
Losses on valuation of investments in joint ventures and associates		(19,911)		(22,710)	(11,134)
Impairment losses of investments in joint ventures and associates		0		0	(17,728)
Total		76,265	$ 51,600	109,831	69,996
Other Income Disclosure Non operating [Abstract]
Rental fee income		23,307		26,477	22,798
Gains on disposal of investment in joint ventures and associates		19,642		33,123	599
Gains on disposal of premises and equipment, intangble assets and other assets		7,064		5,267	55,852
Reversal of impairment loss of premises and equipment, intangible assets and other assets		147		230	310
Others	[1]	38,238		52,649	79,219
Total		88,398		117,746	158,778
Other Expense Disclosure Non operating [Abstract]
Total		(197,006)		(209,153)	(111,728)
Total		(108,608)	$ (73,484)	(91,407)	47,050
Other special gain related to other provisions		₩ 2,517		₩ 14,060	₩ 46,536

[1]	Others include 14,060 million Won and 2,517 million Won of other gains related to other provisions for the years ended December 31, 2023 and 2024, respectively.